UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        7/25/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 6/30/11
                              RUN DATE: 6/30/11

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   29
                                        --------------------

Form 13F Information Table Value Total:           $116,990
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

         FORM 13F INFORMATION TABLE

 COLUMN 1                                   COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   --------
                                            TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                             CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   --------
 ACXIOM CORP                                COM         005125109       3,641   277,700                 SOLE          0      277,700
 APPLIED INDUSTRIAL TECH INC                COM         03820C105       3,439    96,570                 SOLE          0       96,570
 CIMAREX ENERGY                             COM         171798101       4,064    45,200                 SOLE          0       45,200
 COHERENT INC                               COM         192479103       5,343    96,673                 SOLE          0       96,673
 CSG SYS INTL INC                           COM         126349109       8,522   461,126                 SOLE          0      461,126
 CUBIC CORP                                 COM         229669106       1,708    33,493                 SOLE          0       33,493
 CYMER INC                                  COM         232572107         842    17,000                 SOLE          0       17,000
 DREW INDUSTRIES INC                        COM         26168L205         653    26,400                 SOLE          0       26,400
 EMCOR GROUP INC                            COM         29084Q100       4,977   169,800                 SOLE          0      169,800
 FEI COMPANY                                COM         30241L109       1,455    38,100                 SOLE          0       38,100
 FOSTER (LB) CO-A                           COM         350060109         181     5,500                 SOLE          0        5,500
 GLOBAL PAYMENTS INC                        COM         37940X102      11,660   228,626                 SOLE          0      228,626
 ISHARES DJ US FINANCIAL SECT               COM         464287788         113     2,000                 SOLE          0        2,000
 INSPERITY INC                              COM         45778Q107       4,099   138,446                 SOLE          0      138,446
 KAYDON CORP                                COM         486587108       6,415   171,891                 SOLE          0      171,891
 LHC GROUP INC                              COM         50187A107       4,627   200,671                 SOLE          0      200,671
 MKS INSTRUMENTS INC                        COM         55306N104       6,346   240,182                 SOLE          0      240,182
 MSC INDUSTRIAL DIRECT CO-A                 COM         553530106       4,694    70,796                 SOLE          0       70,796
 ORION MARINE GROUP INC                     COM         68628V308         573    60,872                 SOLE          0       60,872
 PHARMACEUTICAL PROD DEV INC                COM         717124101       6,634   247,176                 SOLE          0      247,176
 ROLLINS INC                                COM         775711104       5,303   260,212                 SOLE          0      260,212
 SYKES ENTERPRISES INC                      COM         871237103       3,122   145,008                 SOLE          0      145,008
 THOR INDUSTRIES                            COM         885160101       3,806   131,980                 SOLE          0      131,980
 TOTAL SYSTEM SERVICES INC                  COM         891906109       6,367   342,706                 SOLE          0      342,706
 TUDOR PERINI CORP                          COM         713839108       3,308   172,457                 SOLE          0      172,457
 VARIAN SEMICONDUCTOR EQPT ASSOC            COM         922207105         799    13,000                 SOLE          0       13,000
 WD-40 COMPANY                              COM         929236107       1,675    42,893                 SOLE          0       42,893
 WABTEC CORP                                COM         929740108      11,373   173,050                 SOLE          0      173,050
 ZEBRA TECHNOLOGIES CORP-CL A               COM         989207105       1,252    29,686                 SOLE          0       29,686
